Investments - Teekay Tankers - Ship - to - Ship Transfer Business - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2015 vessel $ / shares	Jul. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2014 shares	Mar. 31, 2016 USD ($)	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Net Investment Income [Line Items]
Number of vessels | vessel					5
Joint venture ownership percentage						100.00%	17.62%
Equity income						$ 85,639	$ 102,871	$ 128,114
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition		$ 47,300
Number of vessels | vessel	6
Increase in goodwill				$ 8,100
Decrease in intangible assets				$ 8,400
Joint venture ownership percentage								50.00%
Equity income							$ 8,700
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Class B [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares			6.5				6.5
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Class B [Member]
Net Investment Income [Line Items]
Number of common stock issued (in shares) | shares		6.5
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Purchase price of acquisition		$ 1,800
Ship-to-Ship Transfer Business (SPT) [Member] | Working Capital [Member] | Teekay Tankers [Member] | Class B [Member]
Net Investment Income [Line Items]
Shares issued, price per share | $ / shares	$ 6.99	$ 6.99
Aframax Tanker [Member] | Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	1